Shareholders' equity	12 Months Ended
Dec. 31, 2019
Equity [abstract]
Shareholders' equity
Shareholders’ equity
The changes in Shareholders' equity are presented in the consolidated statement of changes in total equity. Significant information on certain items of Shareholders' equity and the changes therein in 2019 is set forth below.